MINERAL INTERESTS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Key Mining Corp [Member]
Restructuring Cost and Reserve [Line Items]
MINERAL INTERESTS

NOTE 3 – MINERAL INTERESTS

The Company’s mineral interests at September 30, 2025 and December 31, 2024 are as follows:

	September 30 2025	December 31 2024
Chile
Cerro Blanco	$2,216,568	$2,216,568
Ivan	100,000	100,000
US
Bell Copper	-	325,000
Soldier Creek	-	61,643
Trout Creek	-	-
Crystal Mountain	297,066	297,066
	$2,613,634	$3,000,277

KEY MINING CORP.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

September 30, 2025 and 2024

(unaudited)

Chilean Properties:

Cerro Blanco

On May 1, 2023, the Company purchased all the outstanding shares of Cerro Blanco Titanium, Inc, (“CBT”) a Delaware corporation, for 17,500,000 shares of the Company’s common stock with a fair value of $0.139 per share or $2,432,500 in total. CBT’s assets included its 100% ownership of Gold Express SpA (“GEM Chile”), a Chilean company. The Company acquired CBT from Gold Express Mines, Inc. with which the Company has board directors in common. Directors of the Company collectively own approximately 11% of the outstanding shares of Gold Express Mines, Inc. on the date of the transaction. The transaction was deemed to be an asset acquisition under U.S. GAAP. Per ASC 805-10-55-5A, an asset acquisition is defined as substantially all of the fair value of the acquired asset is concentrated in a single asset or group of similar assets. The Company believes that the concentrated asset in the acquisition is the underlying mineral assets.”.

The total consideration associated with acquisition has been provisionally allocated to the acquired net assets based on their estimated fair values on the acquisition date as follows:

Cash	$42,900
Prepaid expense and deposits	1,507
Prepaid expense – related party	170,850
VAT credit receivable	1,347
Mineral interests, including mineral and royalty rights	2,216,568
Accounts payable	(672)
$2,432,500

The fair value of the shares of common stock issued was based on the most recent sale of the Company common stock for cash. To calculate the fair value of a share of common stock separate from the warrant, the Company determined the fair value of the warrant using the Black Scholes model with the following inputs:

Unit Price	$0.25
Exercise Price	$0.45
Term	5 years
Volatility based on peer companies historical volatility	152.6%
Risk-free interest rate	3.27%

Based on these inputs, each one-half warrants had an estimated fair value of $0.111. Each share of common stock was deemed to have an estimated fair value of $.25 less $0.111 or $0.139 per share.

KEY MINING CORP.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

September 30, 2025 and 2024

(unaudited)

Cerro Blanco mineral interests include 52 mining concessions in Chile. Upon acquiring CBT and the related mining concessions, the Company assumed obligations under an agreement with an unrelated third party associated with future activity including (i) the obligation to pay the third party a royalty of 2% of the NSR from minerals extracted from certain concessions; provided that half of such royalty may be repurchased from the third party for $1,950,000, (ii) the obligation to buy and use at certain concessions water produced from a desalination plant controlled by the third party, and (iii) the obligation to appoint an individual designated by the third party to an advisory committee associated with the Cerro Blanco project, for a monthly fee of $1,500.

Ivan

On February 9, 2023, the Company entered into an agreement to purchase two mineral concessions for exploration in the Exploradora District of Chile from Manquehue Asesoria Mineras SpA, a company owned by the President of the Company. The Company paid $100,000 for these concessions.

US Properties:

On August 23, 2022, the Company entered into an agreement to purchase 152 unpatented mining claims and assume an existing lease for an additional 54 unpatented mining claims from Gold Express Mines, Inc. with which the Company has board directors in common. Directors of the Company collectively own approximately 7% of the outstanding shares of Gold Express Mines, Inc. on the date of the transaction. The Company issued 6,000,000 shares of common stock with a fair value of $0.25 per share, for a total purchase price of $1,500,000. The following projects were acquired:

Soldier Creek Project

The Soldier Creek claims consist of 73 unpatented mining claims located in Tooele County, Utah. The property’s primary focus is copper. The purchase price of $450,000 was allocated to these claims.

On August 31, 2024, the Company elected to dispose of 63 of these claims, by not paying maintenance fees on them. The Company retained 10 claims. As a result, a loss on disposal was recorded in the amount of $388,357.

On August 31, 2025, the Company elected to dispose the remaining 10 claims. As a result, a loss on disposal was recorded in the amount of $61,643.

Bell Copper Project

The Bell Copper Annex claims consist of 79 unpatented mining claims located in Mohave County, Arizona. These claims lie to the west of a new copper porphyry discovery made by Bell Copper. The purchase price of $650,000 was allocated to these claims.

On August 31, 2024, the Company elected to dispose of 69 of these claims, by not paying maintenance fees on them. The Company retained 10 claims. As a result, a loss on disposal was recorded in the amount of $325,000.

On August 31, 2025, the Company elected to dispose the remaining 10 claims. As a result, a loss on disposal was recorded in the amount of $325,000.

KEY MINING CORP.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

September 30, 2025 and 2024

(unaudited)

Trout Creek Project

The Trout Creek Project consists of 54 unpatented mining claims located in Sanders County, Montana. The claims cover the majority of the mineralized portions of the Revett Formation which outcrop in the north limb of the Trout Creek anticline, comprising deposits of copper and low-silver. The purchase price of $400,000 was allocated to these claims.

The Trout Creek mineral lease requires annual payments of $12,000 and annual maintenance fees beginning in 2023. The Company has a three-year drilling requirement, as defined in the lease agreement. The agreement also provides for a Net Smelter Royalty (“NSR”), on all development and production of ores and minerals extracted, milled and sold, if any. At the end of the five-year lease, the Company has the option to purchase the claims for $100,000. The NSR will remain in effect after the execution of this purchase option. The lessor and the Company have a director in common.

On August 31, 2024, the Company elected to dispose of this lease. As a result, a loss on disposal was recorded in the amount of $400,000.

Crystal Mountain

On August 21, 2023, the Company purchased the Crystal Mountain Colorado Pegmatite Project from Critical Minerals Corp., which is controlled by Sarah Cuddy, the wife of the President of the Company and Enrique Correa, the Company’s Chilean Manager. The project consists of 64 unpatented mining claims located in the Fort Collins area in Larimer County, Colorado. The Company paid $182,500 in cash and granted the following options:

●	500,000 at an exercise price of $1.25 for a term of five years

●	500,000 at an exercise price of $2.50 for a term of five years

●	50,000 at an exercise price of $1.35 for a term of three years

●	To calculate the fair value the options the Company determined the fair value using the Black Scholes model with the following inputs:

Unit Price	$0.139	0.139	0.139
Exercise Price	$1.25	2.50	1.35
Term	5 years	5 years	3 years
Volatility based on peer companies historical volatility	162.14%	162.14%	122.06%
Risk-free interest rate	4.4%	4.4%	4.63%
Estimated fair value per option	$.1156	.1086	.0494
Fair value	$57,800	54,300	2,470

The unit price was based on the most recent cash sale of the Company’s common stock. See Cerro Blanco discussion above.

NOTE 4 – MINERAL INTERESTS

The Company’s mineral interests at December 31, 2024 and December 31, 2023 are as follows:

	December 31 2024	December 31 2023
Chile
Cerro Blanco	$2,216,568	$2,216,568
Fiel Rosita (see Note 3)	-	-
Ivan	100,000	100,000
US
Bell Copper	325,000	650,000
Soldier Creek	61,643	450,000
Trout Creek	-	400,000
Crystal Mountain	297,066	297,066
	$3,000,277	$4,113,634

Chilean Properties:

Cerro Blanco

On May 1, 2023, the Company purchased all the outstanding shares of Cerro Blanco Titanium, Inc, (“CBT”) a Delaware corporation, for 17,500,000 shares of the Company’s common stock with a fair value of $0.139 per share or $2,432,500 in total. CBT’s assets included its 100% ownership of Gold Express SpA (“GEM Chile”), a Chilean company. The Company acquired CBT from Gold Express Mines, Inc. with which the Company has board directors in common. Directors of the Company collectively own approximately 11% of the outstanding shares of Gold Express Mines, Inc. on the date of the transaction. The transaction was deemed to be an asset acquisition under U.S. GAAP. Per ASC 805-10-55-5A, an asset acquisition is defined as substantially all of the fair value of the acquired asset is concentrated in a single asset or group of similar assets. The Company believes that the concentrated asset in the acquisition is the underlying mineral assets.”.

The total consideration associated with acquisition has been provisionally allocated to the acquired net assets based on their estimated fair values on the acquisition date as follows:

Cash	$42,900
Prepaid expense and deposits	1,507
Prepaid expense – related party	170,850
VAT credit receivable	1,347
Mineral interests, including mineral and royalty rights	2,216,568
Accounts payable	(672)
$2,432,500

KEY MINING CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

The fair value of the shares of common stock issued was based on the most recent sale of the Company common stock for cash. In 2023, the Company sold units consisting of one share of common stock and one-half warrant to purchase common stock for $0.25 per unit. See “Private Placement” in Note 5. To calculate the fair value of a share of common stock separate from the warrant, the Company determined the fair value of the warrant using the Black Scholes model with the following inputs:

Unit Price	$0.25
Exercise Price	$0.45
Term	5 years
Volatility based on peer companies historical volatility	152.6%
Risk-free interest rate	3.27%

Based on these inputs, each one-half warrants had an estimated fair value of $0.111. Each share of common stock was deemed to have an estimated fair value of $.025 less $0.111 or $0.139 per share.

Cerro Blanco mineral interests include 52 mining concessions in Chile. Upon acquiring CBT and the related mining concessions, the Company assumed obligations under an agreement with an unrelated third party associated with future activity including (i) the obligation to pay the third party a royalty of 2% of the NSR from minerals extracted from certain concessions; provided that half of such royalty may be repurchased from the third party for $1,950,000, (ii) the obligation to buy and use at certain concessions water produced from a desalination plant controlled by the third party, and (iii) the obligation to appoint an individual designated by the third party to an advisory committee associated with the Cerro Blanco project, for a monthly fee of $1,500.

Ivan

On February 9, 2023, the Company entered into an agreement to purchase two mineral concessions for exploration in the Exploradora District of Chile from Manquehue Asesoria Mineras SpA, a company owned by the President of the Company. The Company paid $100,000 for these concessions.

US Properties:

On August 23, 2022, the Company entered into an agreement to purchase 152 unpatented mining claims and assume an existing lease for an additional 54 unpatented mining claims from Gold Express Mines, Inc. with which the Company has board directors in common. Directors of the Company collectively own approximately 7% of the outstanding shares of Gold Express Mines, Inc. on the date of the transaction. The Company issued 6,000,000 shares of common stock with a fair value of $0.25 per share, for a total purchase price of $1,500,000. The following projects were acquired:

Soldier Creek Project

The Soldier Creek claims consist of 73 unpatented mining claims located in Tooele County, Utah. The property’s primary focus is copper. The purchase price of $450,000 was allocated to these claims.

On August 31, 2024, the Company elected to dispose of 63 of these claims, by not paying maintenance fees on them. The Company retained 10 claims. As a result, a loss on disposal was recorded in the amount of $388,357.00

KEY MINING CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

Bell Copper Project

The Bell Copper Annex claims consist of 79 unpatented mining claims located in Mohave County, Arizona. These claims lie to the west of a new copper porphyry discovery made by Bell Copper. The purchase price of $650,000 was allocated to these claims.

On August 31, 2024, the Company elected to dispose of 69 of these claims, by not paying maintenance fees on them. The Company retained 10 claims. As a result, a loss on disposal was recorded in the amount of $325,000.

Trout Creek Project

The Trout Creek Project consists of 54 unpatented mining claims located in Sanders County, Montana. The claims cover the majority of the mineralized portions of the Revett Formation which outcrop in the north limb of the Trout Creek anticline, comprising deposits of copper and low-silver. The purchase price of $400,000 was allocated to these claims.

The Trout Creek mineral lease requires annual payments of $12,000 and annual maintenance fees beginning in 2023. The Company has a three-year drilling requirement, as defined in the lease agreement. The agreement also provides for a Net Smelter Royalty (“NSR”), on all development and production of ores and minerals extracted, milled and sold, if any. At the end of the five-year lease, the Company has the option to purchase the claims for $100,000. The NSR will remain in effect after the execution of this purchase option. The lessor and the Company have a director in common.

On August 31, 2024, the Company elected to dispose of this lease. As a result, a loss on disposal was recorded in the amount of $400,000.00

Crystal Mountain

On August 21, 2023, the Company purchased the Crystal Mountain Colorado Pegmatite Project from Critical Minerals Corp., which is controlled by Sarah Cuddy, the wife of the President of the Company and Enrique Correa, the Company’s Chilean Manager. The project consists of 64 unpatented mining claims located in the Fort Collins area in Larimer County, Colorado. The Company paid $182,500 in cash and granted the following options:

●	500,000 at an exercise price of $1.25 for a term of five years

●	500,000 at an exercise price of $2.50 for a term of five years

●	50,000 at an exercise price of $1.35 for a term of three years

●	To calculate the fair value the options the Company determined the fair value using the Black Scholes model with the following inputs:

Unit Price	$0.139	0.139	0.139
Exercise Price	$1.25	2.50	1.35
Term	5 years	5 years	3 years
Volatility based on peer companies historical volatility	162.14%	162.14%	122.06%
Risk-free interest rate	4.4%	4.4%	4.63%
Estimated fair value per option	$.1156	.1086	.0494
Fair value	$57,800	54,300	2,470

KEY MINING CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

The unit price was based on the most recent cash sale of the Company’s common stock. See Cerro Blanco discussion above.